Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw material reserves	$ 10,694	$ 7,287
Production supplies	31,007	26,064
Products-in-progress reserves	487,830	457,563
Finished product reserves	563,497	492,424
Total	$ 1,093,028	$ 983,338